Advances Payments for Goods (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Advances Payments for Goods [Abstract]
Prepaid supplier	$ 3,743,533	$ 1,527,576
Advances payments for goods	$ 3,811,639	$ 4,361,465